Employee Separation and Asset Related Charges, Net (Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Employee Separation Charges	$ 137	$ 18	$ 2
Asset Related Charges - Restructuring	133	3	0
Asset Related Charges - Impairment	48	0	0
Decommissioning and other charges - Restructuring	15	0	0
Employee separation and asset related charges, net	$ 333	$ 21	$ 2